Property and Equipment (Details) - USD ($)	Nov. 30, 2017	Feb. 28, 2017	Feb. 29, 2016
Property And Equipment Details
Office equipment and furniture	$ 42,919	$ 528,034	$ 512,156
Less accumulated depreciation	(18,980)	(526,222)	(509,927)
Property and equipment, net	$ 23,939	$ 1,812	$ 2,229